Financial instruments by category	6 Months Ended
Jun. 30, 2024
Financial instruments by category
Financial instruments by category
10.	Financial instruments by category

The detailed information of financial instruments by category as at December 31, 2023 and June 30, 2024 is as follows:

	As of	As of
	December 31,	June 30,
	2023	2024
	RMB’000	RMB’000
Assets as per statements of financial position
Financial assets measured at fair value:
—Financial assets at fair value through profit or loss	104,952	40,513
—Financial assets at fair value through other comprehensive income	104,970	174,904
	209,922	215,417
Financial assets measured at amortized cost:
—Cash and cash equivalents	436,242	179,599
—Trade receivables	73,144	144,311
—Financial assets included in other receivables and deposits	137,801	116,986
—Other financial assets	128,616	240,575
	775,803	681,471
Total	985,725	896,888

	As of	As of
	December 31,	June 30,
	2023	2024
	RMB’000	RMB’000
Liabilities as per statements of financial position
Financial liabilities measured at fair value:
—Convertible bonds	272,684	251,942
Financial liabilities measured at amortized cost:
—Borrowings	754,774	890,478
—Lease liabilities	14,090	10,094
—Trade payables	152,066	174,103
—Financial liabilities included in other payables and accruals	119,962	93,898
—Revenue-based financing	21,628	11,551
	1,062,520	1,180,124
Total	1,335,204	1,432,066